Notes payable: (Details) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended						0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended			3 Months Ended		12 Months Ended			0 Months Ended			0 Months Ended			3 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2014 Class A Warrants	Jun. 30, 2014 Class A Warrants	Oct. 02, 2013 Class A Warrants	Sep. 30, 2014 Class B Warrants	Jun. 30, 2014 Class B Warrants	Oct. 02, 2013 Class B Warrants	Oct. 02, 2013 Langtry Series B Convertible Preferred Stock	Oct. 02, 2013 Calvin A. Wallen III Series B Convertible Preferred Stock	Sep. 30, 2014 Revolving Note	Jun. 30, 2014 Revolving Note	Jun. 30, 2014 Revolving Note WFEC	Mar. 05, 2007 Revolving Note Original Agreement	Oct. 02, 2013 Senior notes	Sep. 30, 2014 Senior notes	Jun. 30, 2014 Senior notes	Jul. 14, 2014 Senior notes	Oct. 02, 2013 New credit agreement Wells Fargo Bank prime rate	Oct. 02, 2013 New credit agreement WFEC	Oct. 02, 2013 New credit agreement Cubic Louisiana	Sep. 30, 2014 New credit agreement EXCO	Sep. 30, 2013 New credit agreement EXCO	Jun. 30, 2014 New credit agreement EXCO item	Jun. 30, 2013 New credit agreement EXCO	Jun. 30, 2014 Credit Facility with WFEC	Mar. 05, 2007 Credit Facility with WFEC Original Agreement	Mar. 05, 2007 Credit Facility with WFEC Original Agreement Wells Fargo Bank prime rate	Mar. 05, 2007 Term Loan Original Agreement	Oct. 02, 2013 Wallen Note	Jun. 30, 2013 Wallen Note Calvin A. Wallen III	Dec. 18, 2009 Wallen Note Calvin A. Wallen III	Jun. 30, 2014 Wallen Note Calvin A. Wallen III	Jun. 30, 2014 Wallen Note Calvin A. Wallen III	Sep. 30, 2013 Wallen Note Calvin A. Wallen III	Jun. 30, 2013 Wallen Note Calvin A. Wallen III Wells Fargo Bank prime rate	Jun. 30, 2014 Wallen Note Calvin A. Wallen III Wells Fargo Bank prime rate
Notes payable
Convertible term loan, principal amount																$ 66,000,000														$ 5,000,000
Interest rate on convertible notes (as a percent)																15.50%			20.50%
Period following the closing when interest shall be paid partly in cash and partly in additional Notes																6 months
Interest rate for the first six months following the closing to be paid in cash (as a percent)																7.00%
Interest rate for the first six months following the closing to be paid in form of additional Notes (as a percent)																8.50%
Minimum cash balance to be maintained																	10,000,000	10,000,000
Number of shares of common stock for which warrants are issued						65,834,549			32,917,274
Liabilities recorded due to value assigned to the warrants		7,107,674	902,161	23,700,437	23,700,437		9,710,596	9,710,596
Term of debt, used as amortization period																	3 years	3 years
Amortization of discount		2,445,917															2,807,137	8,238,337
Debt and warrants issuance costs																	2,840,819	2,840,819
Debt issuance costs capitalized and amortized over the term of debt																	2,840,819	2,840,819
Amortization of loan costs	238,680	700,476	520,000														238,680	700,476
Revolving credit facility												40,000,000	40,000,000		20,000,000						10,000,000				4,015,826
Interest rate basis																				Wells Fargo Bank prime rate								prime rate	prime rate			prime rate	prime rate	prime rate			prime rate	prime rate
Interest rate spread over basis (as a percent)																				2.00%								2.00%	2.00%			1.00%	1.00%	1.00%			1.00%	1.00%
Repayment of debt																					5,000,000
Number of new natural gas wells to be drilled and completed																									2
Credit available for future borrowing																									5,984,174
Interest expense																							329,246	342,270	1,232,771	1,143,555					114,986				896,667
Debt due to affiliate			2,000,000														45,961,125	43,090,338													2,000,000	2,000,000				2,500,000
Renewal fee																																			896,667
Shares issued										12,047	2,115
Value of shares issued										12,047,000	2,115,000
Principal Amount Outstanding
Total long-term debt (including current portion)														63,436,328				43,090,338				20,865,110					24,880,936
Less current portion		(67,971,274)
Maturities of Debt
Fiscal 2015		$ 67,971,274